BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Trade receivables and Prepaid expenses	$ 3,308	$ 1,676
Trade payables and Accrued expenses	$ 1,518	$ 961